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                               THE MAINSTAY FUNDS
                                51 Madison Avenue
                            New York, New York 10010


April 5, 2005

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  The MainStay Funds
              SEC File Nos. 033-02610, 811-04550

Dear Sir or Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectus and Statement of Additional Information for the Large Cap Growth Fund that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on March 31, 2005 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on March 31, 2005.

No fees are required in connection with this filing. If you have any questions or comments in connection with the foregoing, please call me at 973.394.4433.


Very truly yours,


/s/ Michael Hession
--------------------------------------------
Michael Hession, Assistant Secretary





cc:  Marguerite E.H. Morrison
     The MainStay Funds

     Sander M. Bieber
     Dechert LLP